September 12, 2025

Securities & Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20549

Re:	NEOS ETF Trust, File Nos. 333-253997 and 811-23645

Dear Sir or Madam:

On behalf of NEOS ETF Trust, a registered investment company (the “Registrant”), we hereby submit via electronic filing Post-Effective Amendment No. 191 to the Trust’s Registration Statement under the Securities Act of 1933, as amended. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of this filing is to register shares of the NEOS MLP & Energy Infrastructure High Income ETF, a proposed series of the Trust.

If you have any questions, please contact Bibb L. Strench at (202) 973-2727 or Daniel Moler at (513) 352-6611.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench